Average Annual Total Returns - Personal Investment - Invesco Tax-Free Cash Reserve Portfolio - Personal Investment Class	Inception Date	1 Year	5 Years	10 Years
Total	Dec. 04, 2000	0.72%	0.40%	0.22%